Post-employment benefits - Sensitivity of key assumptions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits [Line Items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Bottom of range
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement	6 months
Top of range
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement	1 year
Discount rate (1% movement)
Post-employment benefits [Line Items]
Increase	€ (123)	€ (123)
Decrease	150	147
Pension increase (1% movement)
Post-employment benefits [Line Items]
Increase	60	60
Decrease	(52)	(52)
Salary increase (1% movement)
Post-employment benefits [Line Items]
Increase	14	12
Decrease	(12)	(11)
Longevity
Post-employment benefits [Line Items]
Increase	34	32
Decrease	€ (24)	€ (22)
Percentage of reasonably possible decrease in actuarial assumption	10.00%